Financial Risks - Summary of Retail Receivables Segregated into Aging Categories Based on the Numbers of the Days Outstanding (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020	Apr. 01, 2019
Retail receivables [Member]
Disclosure of retail receivables segregated into aging categories based on the numbers of the days outstanding [Line items]
Trade receivables	¥ 15,048,433	¥ 12,802,072	¥ 12,773,344
Retail receivables [Member] | Expected credit loss for 12 months [Member]
Disclosure of retail receivables segregated into aging categories based on the numbers of the days outstanding [Line items]
Trade receivables	13,852,004	11,696,308	11,931,944
Retail receivables [Member] | Expected credit loss for the entire period [Member] | Financial receivable not credit-impaired [Member]
Disclosure of retail receivables segregated into aging categories based on the numbers of the days outstanding [Line items]
Trade receivables	1,099,171	1,028,250	802,400
Retail receivables [Member] | Expected credit loss for the entire period [Member] | Credit-impaired financial receivable [Member]
Disclosure of retail receivables segregated into aging categories based on the numbers of the days outstanding [Line items]
Trade receivables	97,258	77,514	39,001
Retail receivables [Member] | Current [Member]
Disclosure of retail receivables segregated into aging categories based on the numbers of the days outstanding [Line items]
Trade receivables	14,462,651	12,111,764	12,559,230
Retail receivables [Member] | Current [Member] | Expected credit loss for 12 months [Member]
Disclosure of retail receivables segregated into aging categories based on the numbers of the days outstanding [Line items]
Trade receivables	13,638,143	11,431,156	11,860,985
Retail receivables [Member] | Current [Member] | Expected credit loss for the entire period [Member] | Financial receivable not credit-impaired [Member]
Disclosure of retail receivables segregated into aging categories based on the numbers of the days outstanding [Line items]
Trade receivables	824,508	680,608	698,245
Retail receivables [Member] | Current [Member] | Expected credit loss for the entire period [Member] | Credit-impaired financial receivable [Member]
Disclosure of retail receivables segregated into aging categories based on the numbers of the days outstanding [Line items]
Trade receivables	0
Retail receivables [Member] | Past due less than 90 days [Member]
Disclosure of retail receivables segregated into aging categories based on the numbers of the days outstanding [Line items]
Trade receivables	504,670	642,165	176,262
Retail receivables [Member] | Past due less than 90 days [Member] | Expected credit loss for 12 months [Member]
Disclosure of retail receivables segregated into aging categories based on the numbers of the days outstanding [Line items]
Trade receivables	213,860	265,152	70,959
Retail receivables [Member] | Past due less than 90 days [Member] | Expected credit loss for the entire period [Member] | Financial receivable not credit-impaired [Member]
Disclosure of retail receivables segregated into aging categories based on the numbers of the days outstanding [Line items]
Trade receivables	273,282	346,748	103,789
Retail receivables [Member] | Past due less than 90 days [Member] | Expected credit loss for the entire period [Member] | Credit-impaired financial receivable [Member]
Disclosure of retail receivables segregated into aging categories based on the numbers of the days outstanding [Line items]
Trade receivables	17,527	30,265	1,514
Retail receivables [Member] | Past due 90 days or more [Member]
Disclosure of retail receivables segregated into aging categories based on the numbers of the days outstanding [Line items]
Trade receivables	81,112	48,143	37,853
Retail receivables [Member] | Past due 90 days or more [Member] | Expected credit loss for 12 months [Member]
Disclosure of retail receivables segregated into aging categories based on the numbers of the days outstanding [Line items]
Trade receivables	0
Retail receivables [Member] | Past due 90 days or more [Member] | Expected credit loss for the entire period [Member] | Financial receivable not credit-impaired [Member]
Disclosure of retail receivables segregated into aging categories based on the numbers of the days outstanding [Line items]
Trade receivables	1,381	894	366
Retail receivables [Member] | Past due 90 days or more [Member] | Expected credit loss for the entire period [Member] | Credit-impaired financial receivable [Member]
Disclosure of retail receivables segregated into aging categories based on the numbers of the days outstanding [Line items]
Trade receivables	79,731	47,249	37,487
Finance lease receivables [Member]
Disclosure of retail receivables segregated into aging categories based on the numbers of the days outstanding [Line items]
Finance lease receivables	2,031,280	1,691,418	1,636,536
Finance lease receivables [Member] | Current [Member]
Disclosure of retail receivables segregated into aging categories based on the numbers of the days outstanding [Line items]
Finance lease receivables	1,945,198	1,641,292	1,625,893
Finance lease receivables [Member] | Past due less than 90 days [Member]
Disclosure of retail receivables segregated into aging categories based on the numbers of the days outstanding [Line items]
Finance lease receivables	50,992	44,374	6,368
Finance lease receivables [Member] | Past due 90 days or more [Member]
Disclosure of retail receivables segregated into aging categories based on the numbers of the days outstanding [Line items]
Finance lease receivables	¥ 35,089	¥ 5,752	¥ 4,275